CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Total		Ordinary shares	Preference shares	Non-controlling interest	Minority interest buy-out	Additional paid-in capital		Additional paid-in capital Ordinary shares	Additional paid-in capital Preference shares	Retained earnings		Retained earnings Preference shares	Cumulative foreign currency translation adjustments:		Unrealized appreciation on available for sale investments:		Gain on derivatives, net of taxes	Restatement Adjustment	Restatement Adjustment Retained earnings	Restatement Adjustment Cumulative foreign currency translation adjustments:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				$ 0.1	$ 0.0	$ 3.7		$ 967.5				$ 1,776.6	[1]		$ (140.5)	[1]	$ (66.8)	[1]	$ 0.3
Net change attributable to non-controlling interest for the year		$ 1.2				(1.2)
Shares issued				0.6						$ 0.8	$ 241.6
Capital contribution		0.0
Ordinary shares repurchased and canceled				(0.1)
Share-based compensation	[2]							(9.9)
Consideration of minority interest								(0.8)
Buy-out of minority interest		0.8					$ (2.5)	2.5
Net income/(loss) for the year		(239.5)	[1],[3]																	$ 2.2
Dividends														$ (35.9)
Change for the year, net of income taxes															(25.0)	[1]	151.3	[1]				$ (0.2)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,628.0		0.6	0.0	0.0		1,201.7	[4]			1,502.4	[1]		(165.5)	[1]	84.5	[1]	4.3		$ (14.4)	(85.1)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]												0.0
Net change from current period hedged transactions																			4.0
Total accumulated other comprehensive (loss)/income	[1]	(76.7)
Net change attributable to non-controlling interest for the year		0.0				0.0
Shares issued				0.0						0.0	0.0
Capital contribution		268.0
Ordinary shares repurchased and canceled				0.0
Share-based compensation								0.0
Consideration of minority interest								0.0
Buy-out of minority interest		0.0					0.0	0.0
Net income/(loss) for the year		(56.4)	[1],[3]																	(16.3)
Dividends														(44.5)
Change for the year, net of income taxes															(11.9)	[1]	108.0	[1]				(2.3)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,887.2	[5]	0.6	0.0	0.0		1,469.7	[4]			1,397.2			(177.4)	[1]	192.5	[1]	4.6	$ (12.2)		$ (85.3)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]	[6]											(4.3)
Net change from current period hedged transactions																			0.3
Total accumulated other comprehensive (loss)/income	[1],[5]	19.7
Net change attributable to non-controlling interest for the year		0.0				0.0
Shares issued				0.0						$ 0.0	$ 0.0
Capital contribution		45.0
Ordinary shares repurchased and canceled				0.0
Share-based compensation								0.0
Consideration of minority interest								0.0
Buy-out of minority interest		0.0					$ 0.0	0.0
Net income/(loss) for the year		29.8
Dividends														$ (44.5)
Change for the year, net of income taxes															21.4		(157.9)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		2,774.8		$ 0.6	$ 0.0	$ 0.0		$ 1,514.7	[4]			1,382.5			$ (156.0)		$ 34.6		(1.6)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]												$ 0.0
Net change from current period hedged transactions																			$ (6.2)
Total accumulated other comprehensive (loss)/income		$ (123.0)

[1]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[2]	Additional paid-in capital includes $775.0 million less issue costs of $21.5 million of share premium in relation to preference shares (December 31, 2020 and 2019 — $775.0 million less issue costs of $21.5 million)
[3]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[4]	Additional paid-in capital includes $775.0 million less issue costs of $21.5 million of share premium in relation to preference shares (December 31, 2020 and 2019 — $775.0 million less issue costs of $21.5 million)
[5]	As at December 31, 2020, underwriting premiums receivables, retained earnings and accumulated other comprehensive income have been corrected to account for the correction of foreign exchange movements on underwriting premium receivable which should have been matched with an underwriting premium receivable payment. Income taxes payable and deferred tax liabilities have been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Underwriting premium receivables and reinsurance premiums payable have been corrected for immaterial adjustments. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[6]	The $4.3 million relates to the cumulative effect-adjustment to opening retained earnings as a result of the recognition of current expected credit losses (‘CECL’) in the Company’s available-for-sale investment portfolio and reinsurance recoverables following the adoption of ASU 2016-13.